Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of June, 30
	2019	2018
Unvested restricted incentive shares	507,631	991,358
Share options	4,117,136	1,806,249
Total	4,624,767	2,797,607